Loans Receivable And Allowance For Credit Losses (Summary Of Loan Portfolio Segment Disaggregated By The Company's Impairment Method) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Impaired [Line Items]
Recorded investment in loans collectively evaluated for impairment	$ 5,940,279	$ 5,592,205
Recorded investment in loans individually evaluated for impairment	27,411	26,978
Financing receivable, Total Recorded Investment	5,967,690	5,619,183
ACL for loans collectively evaluated for impairment	8,822	11,100
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment in loans collectively evaluated for impairment	5,107,899	4,602,969
Recorded investment in loans individually evaluated for impairment	12,950	10,729
Financing receivable, Total Recorded Investment	5,120,849	4,613,698
ACL for loans collectively evaluated for impairment	5,771	6,074
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment in loans collectively evaluated for impairment	634,705	774,734
Recorded investment in loans individually evaluated for impairment	13,882	15,339
Financing receivable, Total Recorded Investment	648,587	790,073
ACL for loans collectively evaluated for impairment	2,486	4,453
One-To Four-Family Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment in loans collectively evaluated for impairment	5,742,604	5,377,703
Recorded investment in loans individually evaluated for impairment	26,832	26,068
Financing receivable, Total Recorded Investment	5,769,436	5,403,771
ACL for loans collectively evaluated for impairment	8,257	10,527
Multi-Family And Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment in loans collectively evaluated for impairment	57,603	59,562
Financing receivable, Total Recorded Investment	57,603	59,562
ACL for loans collectively evaluated for impairment	185	219
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment in loans collectively evaluated for impairment	140,072	154,940
Recorded investment in loans individually evaluated for impairment	579	910
Financing receivable, Total Recorded Investment	140,651	155,850
ACL for loans collectively evaluated for impairment	$ 380	$ 354